Note 12 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Debt [Table Text Block]
December 31,
2021

Credit Agreement	$520,310
Senior Notes	120,000
Capital leases maturing at various dates through 2026	11,456
Other long-term debt maturing at various dates up to 2023	1,038
652,804
Less: current portion	57,436

Long-term debt - non-current	$595,368

Schedule of Maturities of Long-term Debt [Table Text Block]
2022	$57,436
2023	171,352
2024	392,932
2025	30,739
2026 and thereafter	345